Additional Information Required by the Argentine Central Bank - Financial Assets as Collateral for Loans Borrowed as First Pledges (Detail) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of restricted assets [line items]
Total Restricted Assets	$ 12,578,805	$ 14,249,310
Banco Galicia Valores SA [member]
Disclosure of restricted assets [line items]
Liquid offsetting entry required to operate as CNV agents	16,713	14,719
Guarantees linked to surety bonds	1,000
Tarjeta Naranja S.A. [member]
Disclosure of restricted assets [line items]
Attachments arising from judicial cases	2,341	2,774
Guarantees linked to rental contracts	6,764	7,681
Galicia Administradora de Fondos S.A [member]
Disclosure of restricted assets [line items]
Guarantees linked to rental contracts	$ 10,139	$ 13,991